Revenues	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
REVENUES

NOTE 4: - REVENUES

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time, which affects the revenue recognition schedule.

Commencing January 1, 2019, Services revenues include revenues related to managed services in addition to service type warranty and post-contract services.

The following table presents the significant changes in the deferred revenues balances during the six months ended June 30, 2019:

Balance, beginning of the period	$366
Reclassification to revenue as a result of satisfying performance obligation	(266)
100

New performance obligations	994
Balance, end of the period	1,094
Less: long-term portion of deferred revenue	(206)

Current portion, end of the period	$888

As of June 30, 2019, the Company had $59,804 of remaining performance obligations not yet satisfied or partly satisfied related to its revenues. the Company expects to recognize approximately 52% of this amount as revenues during the next 12 months and the rest thereafter.

For disaggregation of revenues disclosure please see Note 10c.